TYPE:	13F-HR
PERIOD	09/30/2005
FILER
   CIK	0001330463
   CCC	fh$f9ats
SUBMISSION - CONTACT
   NAME	A. Ciappina ESQ.
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Antonino Ciappina, ESQ.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

								Value		Investment    Other	Voting Authority
Security			Title of Class  CUSIP		(x1000)	Shares	Discretion  Managers	Sole	Shared	None


								Market		Investment 	Other 		Voting Authority
Security			Title of Class	Cusip		Value*	Shares	Discretion	Managers	Sole	Shared	None
3M Company          			COM	88579y101	2,234	30455	Sole				30455
Abbott Labs				COM	002824100	557	13136	Sole				13136
Accenture Ltd Cl A                   	CL A	G1150G111	1,881	73880	Sole				73880
Alberto-Culver Co Cl B               	COM	013068101	2,004	44791	Sole				44791
Alltel                               	COM	20039103	2,560	39321	Sole				39321
American Express                     	COM	025816109	307	5339	Sole				5339
American Intl Group                  	COM	026874107	647	10437	Sole				10437
Amgen                                	COM	31162100	451	5655	Sole				5655
Analog Devices				COM	032654105	223	6000	Sole				6000
Anheuser Busch                       	COM	035229103	1,026	23833	Sole				23833.14
Apache Corp                          	COM	037411105	1,257	16710	Sole				16710
Auto Data Processing                 	COM	053015103	2,229	51796	Sole				51796
Bancfirst Corp Oklahoma              	COM	05945F103	230	2700	Sole				2700
BOK Financial				COM	05561Q201	289	6000	Sole				6000
BP Plc                         	    Spon ADR	055622104	4,338	61225	Sole				61225
Bank Of America Corp                 	COM	060505104	487	11577	Sole				11577
Barr Pharmaceuticals                 	COM	068306109	1,158	21088	Sole				21088
Berkshire Hathway			CL A	084670108	246	3	Sole				3
Berkshire Hathaway Cl B              	CL B	084670207	590	216	Sole				216
"Bard, C R                           	COM	067383109	973	14740	Sole				14740
Cadbury Schweppes ADR                	ADR	127209302	1,420	34870	Sole				34870
Cardinal Health                      	COM	14149Y108	879	13860	Sole				13860
Church & Dwight Co Inc               	COM	171340102	1,445	39110	Sole				39110
Cimarex Energy Co.			COM	171798101	439	9694	Sole				9694
Cisco Systems Inc                    	COM	17275R102	699	39000	Sole				39000
Citigroup Inc                        	COM	172967101	83	8413	Sole				8413
Clorox Company                       	COM	189054109	2,677	48208	Sole				48208
Colgate-Palmolive Co                 	COM	194162103	424	8029	Sole				8029
Constellation Brands                 	CL A	21036P108	2,821	108500	Sole				108500
Costco                               	COM	22160k10	1,507	34975	Sole				34975
Dell                                 	COM	24702r101	470	13750	Sole				13750
Dentsply Intl Inc                    	COM	249030107	243	4500	Sole				4500
Devon Energy                         	COM	25179m103	4,543	66185	Sole				66185
Emerson Electric                     	COM	291011104	3,292	45855	Sole				45855
Equifax Inc                          	COM	294429105	225	6450	Sole				6450
Exxon Mobil                          	COM	30231G102	5,185	81603	Sole				81603
First Data Corporation               	COM	319963104	2,355	58882	Sole				58882
Genentech Inc New                    	COM	368710406	286	3400	Sole				3400
General Electric                     	COM	369604103	5,583	165807	Sole				165807
Goldman Sachs Group Inc              	COM	38141g104	809	6650	Sole				6650
Grainger,  W W                       	COM	384802104	1,631	25923	Sole				25923
H J Heinz				COM	423074103	329	9000	Sole				9000
Hewlett-Packard Company              	COM	428236103	995	34087	Sole				34087
Home Depot                           	COM	437076102	3,202	83952	Sole				83952
IBM                                  	COM	459200101	2,718	33877	Sole				33877
Illinois Tool Works                  	COM	45230819	443	5375	Sole				5375
Intel                                	COM	458140100	3,264	132422	Sole				132422
iShares TIPS                      US TIPS BD Fd	464287176	3,616	34346	Sole				34346
iShares MSCI Emrg Mkt Index      MSCI Emerg Mkt	464287234	737	8681	Sole				8681
iShares S&P 500 Index                S&P500 Idx	464287804	818	6652	Sole				6652
iShares S&P 600 Small Cap      	S&P SMLCAP 600	464287804	200	3469	Sole				3469
iShares Tr Lehman Agg Bnd	LEH AGG BD	464287226	297	2924	Sole				2924
iShares Leh Bd 1 - 3 Year      1-3 yr Treas BD 	464287457	1,080  13391	Sole				13391
iShares Leh Bd 7 -10 YR       	7-10 yr BD Fd	464287440	236	2795	Sole				2795
iShares MSCI EAFE Index           MSCI EAFE Idx	464287465	725	12487	Sole				12487
Ishares TRUST Dow Jones          DJ Sel Div Inx	464287168	476	7641	Sole				7641
J P Morgan Chase & Co                	COM	46625H100	408	12025	Sole				12025
Jds Uniphase Corporation             	COM	46612J101	30	13500	Sole				13500
Johnson & Johnson                    	COM	478160104	4,594	72604	Sole				72604
Kinder Morgan Mgmt Llc			SHS	49455U100	455	9187	Sole				9187
Lilly Eli & Company                  	COM	532457108	670	12519	Sole				12519
Linear Technology                    	COM	535678106	327	8710	Sole				8710
M B N A                              	COM	55262l100	1,350	54784	Sole				54784
Marsh & Mc Lennan Co Inc             	COM	571748102	220	7250	Sole				7250
McDonalds                            	COM	580135101	1,344	40139	Sole				40139
McGraw-Hill                          	COM	580645109	2,180	45370	Sole				45370
Medtronic                            	COM	585055106	2,447	45642	Sole				45642
Merck & Co Inc                       	COM	589331107	909	33400	Sole				33400
Microsoft                            	COM	594918104	3,514	136565	Sole				136565
Northern Trust Corp                  	COM	665859104	580	11475	Sole				11475
Omnicom Group Inc                    	COM	681919106	925	11055	Sole				11055
Pfizer                               	COM	717081103	2,500	100115	Sole				100115
Procter & Gamble                     	COM	742718109	2,027	34086	Sole				34086
Qwest Communs Intl Inc               	COM	749121109	41	10000	Sole				10000
Royal Dutch Shell Adr			COM	780990305	522	7956	Sole				7956
State Street Corp                    	COM	857477103	3,536	72275	Sole				72275
Stryker                              	COM	863667101	1,437	29080	Sole				29080
Sysco                                	COM	871829107	4,289	136726	Sole				136726
T Rowe Price				COM	74144t108	1,249	19120	Sole				19120
Target                               	COM	87612e106	2,908	55998	Sole				55998
U S Bancorp                          	COM	902973304	2,944	104833	Sole				104833
United Parcel Service B              	CL B	911312106	988	14286	Sole				14286
Wal-Mart Stores                      	COM	931142103	2,140	48838	Sole				48838
Walgreen Company                     	COM	931422109	1,175	27041	Sole				27041
Wells Fargo                          	COM	949746101	665	11360	Sole				11360
Williams Sonoma                      	COM	969904101	1,820	47450	Sole				47450
								128,334


/TEXT
/DOCUMENT
/SUBMISSION